Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance and other of Xometry. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” above. Our Chief Executive Officer is our principal executive officer, which we refer to as “PEO” in the tables below. The named executive officers are referred
to as “NEOs” in the tables below.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(7) (millions) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)		Company Selected Measure – Revenue (millions) ($)

2023	1,384,063	1,746,043	1,771,298	2,948,632	41.09	54.55	(67.5)	463.4
2022	3,775,410	1,219,186	1,552,235	(85,068)	36.88	39.15	(79.0)	381.1

2021	3,303,032	15,921,535	345,939	4,696,970	58.65	78.43	(61.4)	218.3

(1)
Represents amounts of total compensation reported for Mr. Altschuler (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Altschuler, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Altschuler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Altschuler’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2023	1,384,063	2,778,161	1,008,267	1,746,043
2022	3,775,410	3,313,002	756,778	1,219,186

2021	3,303,032	2,778,161	15,396,664	15,921,535

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	1,495,384	313,083	—	(800,200)	—	1,008,267
2022	3,240,998	(1,788,733)	—	(695,487)	—	756,778
2021	5,749,106	4,477,287	—	5,170,271	—	15,396,664

(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Altschuler, who is our Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation—Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Altschuler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Rallo, Mr. Goguen, Mr. Leibel and Ms. Mayerhofer; (ii) for 2022, Mr. Rallo, Mr. Goguen, Mr. Leibel and Bill Cronin, our former Chief Revenue Officer; and (iii) for 2021, Mr. Rallo and Mr. Goguen.

(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Altschuler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Altschuler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Altschuler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,771,298	1,222,119	2,399,454	2,948,632
2022	1,552,235	1,163,000	(474,303)	(85,068)
2021	345,939	1,244,171	10,292,173	4,696,970

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2023	2,834,599	131,850	—	(566,996)	—	2,399,454
2022	1,137,723	(1,201,967)	—	(410,059)	—	(474,303)
2021	1,212,253	6,814,273	—	2,265,647	—	10,292,173

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. Because our common stock commenced trading on the Nasdaq Global Select Market on June 30, 2021, we have used this date as the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of companies reported above under “Executive Compensation—Compensation Discussion and Analysis—How We Determine Executive Compensation—2023 Peer Group.” Using the 2022 Peer Group, Total Shareholder Return would be $73.48 for 2021 and $34.45 for 2022.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The names of each of the named executive officers (excluding Mr. Altschuler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Rallo, Mr. Goguen, Mr. Leibel and Ms. Mayerhofer; (ii) for 2022, Mr. Rallo, Mr. Goguen, Mr. Leibel and Bill Cronin, our former Chief Revenue Officer; and (iii) for 2021, Mr. Rallo and Mr. Goguen.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of companies reported above under “Executive Compensation—Compensation Discussion and Analysis—How We Determine Executive Compensation—2023 Peer Group.” Using the 2022 Peer Group, Total Shareholder Return would be $73.48 for 2021 and $34.45 for 2022.
PEO Total Compensation Amount	$ 1,384,063	$ 3,775,410	$ 3,303,032
PEO Actually Paid Compensation Amount	$ 1,746,043	1,219,186	15,921,535
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to Mr. Altschuler, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Altschuler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Altschuler’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2023	1,384,063	2,778,161	1,008,267	1,746,043
2022	3,775,410	3,313,002	756,778	1,219,186

2021	3,303,032	2,778,161	15,396,664	15,921,535

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	1,495,384	313,083	—	(800,200)	—	1,008,267
2022	3,240,998	(1,788,733)	—	(695,487)	—	756,778
2021	5,749,106	4,477,287	—	5,170,271	—	15,396,664

Non-PEO NEO Average Total Compensation Amount	$ 1,771,298	1,552,235	345,939
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,948,632	(85,068)	4,696,970
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Altschuler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Altschuler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Altschuler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,771,298	1,222,119	2,399,454	2,948,632
2022	1,552,235	1,163,000	(474,303)	(85,068)
2021	345,939	1,244,171	10,292,173	4,696,970

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2023	2,834,599	131,850	—	(566,996)	—	2,399,454
2022	1,137,723	(1,201,967)	—	(410,059)	—	(474,303)
2021	1,212,253	6,814,273	—	2,265,647	—	10,292,173

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Cumulative TSR of Xometry and Cumulative TSR of the Peer Group
The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to Xometry’s cumulative TSR and the cumulative TSR of the companies in the peer group over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to our net income over the three years presented in the table, on the other.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to our revenue over the three years presented in the table, on the other.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Cumulative TSR of Xometry and Cumulative TSR of the Peer Group
The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to Xometry’s cumulative TSR and the cumulative TSR of the companies in the peer group over the three years presented in the table, on the other.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following presents the performance measures that we consider to be the most important in linking compensation actually paid to our named executive officers for 2023 to our performance:

Performance Measure
Revenue (GAAP)
Adjusted EBITDA
Gross Margin

Total Shareholder Return Amount	$ 41.09	36.88	58.65
Peer Group Total Shareholder Return Amount	54.55	39.15	78.43
Net Income (Loss)	$ (67,500,000)	$ (79,000,000)	$ (61,400,000)
Company Selected Measure Amount	463,400,000	381,100,000	218,300,000
PEO Name	Mr. Altschuler
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,778,161	$ 3,313,002	$ 2,778,161
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,267	756,778	15,396,664
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,384	3,240,998	5,749,106
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,083	(1,788,733)	4,477,287
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,200)	(695,487)	5,170,271
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,119	1,163,000	1,244,171
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,399,454	(474,303)	10,292,173
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,834,599	1,137,723	1,212,253
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,850	(1,201,967)	6,814,273
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,996)	(410,059)	2,265,647
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0